INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2015		2016
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	6,837	40	7,049	40
CSI SkyPower	3,332	50	3,749	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	4,526	10	—	—
Foto Light LP ("Foto Light")	1,735	5	—	—
Discovery Light LP ("Discovery Light")	1,951	5	—	—
City Light LP ("City Light")	1,943	5	—	—
RE Tranquillity Holdings LLC ("Tranquillity")	90,325	49	143,951	49
RE Silverlake Holdings LLC ("Garland")	8,599	49	118,641	49
RE Roserock Holdings LLC ("Roserock")	34,898	49	30,870	49
Suzhou Financial Leasing Co., Ltd.	13,860	6	12,974	6
Pirapora Solar Holding S.A.	—	—	13,775	20
Others	19,125	21-49	37,450	21-49

Total	187,131		368,459